Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011 BWM	Dec. 31, 2010 BWM	Dec. 31, 2009 BWM	Apr. 30, 2011 Belcourt Saxon property	Apr. 30, 2011 Belcourt Saxon Minimum mile	Apr. 30, 2011 Belcourt Saxon Maximum mile
Related Party Transactions
Ownership interest in the joint venture accounted for under the proportionate consolidation method (as a percent)	50.00%			50.00%
Charges to joint venture	$ 2.9	$ 2.5	$ 2.5
Number of multi-deposit coal properties owned by the related party				2
Distance of multi-deposit coal properties from south of Wolverine surface mine					40	80